Income taxes	12 Months Ended
Dec. 31, 2015
Income taxes
Income taxes

12.  Income taxes

Cayman Islands and British Virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

Pursuant to PRC Foreign Enterprise Income Tax (“FEIT”) Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years (“2+3 holiday”), if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China.

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) Law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT Law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry.

JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou were established before the effective date of the new CIT Law and subject to FEIT Law before January 1, 2008.

Pursuant to the FEIT, JA Hebei received approval to enjoy a 2-year corporate income tax exemption for 2006 and 2007, as well as a 50% corporate income tax reduction from 2008 to 2010. After the new Corporate Income Tax law became effective on January 1, 2008, JA Hebei was entitled to enjoy grandfathering treatments for the unutilized tax holiday until expiration. The Company believes that the income generated by assets newly acquired by JA Hebei through a capital injection made in 2008 were also subject to the above mentioned grandfathered tax holiday and has been in compliance with the tax filing requirements.

JA Fengxian and JA Yangzhou all had cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT Law.

JA Zhabei, which is not a production-oriented enterprise, not entitled to the tax holiday.

JA Lianyungang, which was established in 2008, JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Wafer R&D and JA Jinglong, which were established/acquired in 2010, JA Hefei Renewable Energy, JA Hefei Technology and JA Investment, which were established in 2011, Solar Silicon Valley, which was acquired in 2011, are not entitled to the tax holiday.

In accordance with the new CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). The preferential tax rate, once being approved by the relevant government authorities, is subject to renewal every three years. However, a company that enjoys the preferential income tax rate should perform self-assessment to ensure it maintains the required qualification during those three years. In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. In March 2014, JA Hebei was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2013 to 2015. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Yangzhou has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In August 2014, JA Yangzhou was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. In October 2014, JA Lianyungang was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016.JA Fengxian was recognized as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Fengxian has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In September 2014, JA Fengxian was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. JA Wafer R&D was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2012 to 2014. In 2015, JA Wafer R&D’s recognition as an ANTE expired.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. In 2012, JA Hebei declared dividends of RMB 107,804 out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which is exempt for WHT. JA Yangzhou, as requested by the local tax bureau, declared dividends of RMB 210,637 out of the earnings after January 1, 2008 to JA BVI in order to meet the capital injection requirement for JA Yangzhou. Pursuit to Circular 1, the appropriation of dividend for reinvestment purpose is subject to 10% WHT, amounting to RMB 21,064, which was paid and recorded as income tax expenses for the year ended December 31, 2012. Excluding JA Yangzhou’s dividend appropriation requested by the local tax bureau, the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2014 and 2015 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 3,092,616 and RMB 3,871,442 and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 309,262 and RMB 387,144 as of December 31, 2014 and 2015.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 29.55% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 13.72%.

Japan

JA Japan is subject to Japanese corporate income tax rate of 35.64%.

Australia

JA Australia is subject to Australia corporate income tax rate of 30%.

Malaysia

JA Malaysia is subject to Malaysia corporate income tax rate of 25%.

The tax benefit/(expense) comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2013	December 31, 2014	December 31, 2015
Current tax	(13,462)	(189,622)	(253,980)
Deferred tax	28,489	116,232	96,648

	15,027	(73,390)	(157,332)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Deferred tax assets:
Temporary differences:
Amortization of intangible assets	1,135	610
Accrued warranty costs	49,309	80,900
Accrued expenses	25,438	49,819
Net loss carried forward	229,859	232,599
Depreciation of property, plant and equipment	103,758	123,937
Inventory write-down	9,813	10,470
Allowance for doubtful accounts	66,991	67,071
Allowance for advance to suppliers	18,665	17,684
Impairment loss on property, plant and equipment and project assets	103,195	84,663
Accrued interest	27,279	45,507
Government grant for the acquisition of land use rights and property, plant and equipment	44,057	40,354
Timing difference for revenue recognition of retainage contract	32,746	48,683
Unrealized profit	15,769	45,462
Others	2,935	6,097

Deferred tax assets	730,949	853,856

Deferred tax liabilities:
Temporary differences:
Capitalized interest	(35,333)	(34,868)

Deferred tax liabilities	(35,333)	(34,868)

Less: valuation allowance	(456,925)	(483,649)

Deferred tax assets-net	238,691	335,339

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Current	90,169	139,143
Non-Current	183,855	231,064

	274,024	370,207

Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(35,333)	(34,868)

	(35,333)	(34,868)

	238,691	335,339

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at beginning of the year	576,541	683,341	456,925
Business combination	63,873	—	—
Allowance made during the year	158,904	40,619	119,448
Reversals and utilization	(115,977)	(267,035)	(92,724)

Balance at end of the year	683,341	456,925	483,649

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including its earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings. Certain valuation allowance was reversed and utilized in 2014 and 2015 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets in the current year. Furthermore, a portion of valuation allowance was reversed in 2014 and 2015 due to the expected utilization of deferred tax assets in the future. Certain allowance was made in 2015 because of change in the circumstance that causes a change in judgment about the realizability of the deferred tax assets resulting from intergroup restructuring.

Reconciliation between the provision for income tax computed by applying the statutory CIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2013	December 31, 2014	December 31, 2015
PRC enterprise income tax	(25)%	25%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	4.03%	4.50%	2.78%
Effect of tax holiday (1)	2.39%	(8.35)%	(7.54)%
Difference of tax rates of subsidiaries outside of China (2)	5.78%	(0.08)%	(0.25)%
Effect of tax rate change (3)	(0.32)%	24.30%	(3.06)%
Additional tax for previously approved tax holiday	—%	—%	—%
Withholding tax for dividend distribution	—%	—%	—%
Intra-group investment disposal income subject to tax	—	12.28%	—%
Valuation allowance	9.72%	(43.54)%	3.46%

	(3.40)%	14.11%	20.39%

(1)	Effect of tax holiday is mainly due to certain subsidiaries are entitled ANTE with a preferential income tax of 15%.

(2)	Change of effect of difference of tax rates of subsidiaries outside of China is mainly due to impact from change in fair value generated from warrants in JA Cayman, which is not subject to income tax.

(3)

Change of tax rate increased from (0.32%) in 2013 to 24.30% in 2014 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2014 for one subsidiary to reflect the decrease of tax rate, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2014 and 2013.  Change of tax rate decreased from 24.30% in 2014 to (3.06%) in 2015 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2015 for one subsidiary (JA Wafer R&D) to reflect the increase of tax rate due to ANTE recognition expires in 2015, which resulted in the addition of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2015 and 2014. The corresponding reversal of valuation allowance has been included in the line of valuation allowance.

Aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2013	December 31, 2014	December 31, 2015
The aggregate amount of effect	10,540	43,405	58,194
Per share effect-basic	0.05	0.18	0.24
Per share effect-diluted	0.05	0.18	0.24